Loans and advances to customers - External rating (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Financial assets	$ 1,407,320	$ 1,361,558
Maximum exposure to credit risk	1,428,587	1,409,862
External credit grades
Credit risk
Maximum exposure to credit risk	390,523	369,263
A-1
Credit risk
Maximum exposure to credit risk	188,046	183,546
A-2
Credit risk
Maximum exposure to credit risk	42,182	39,995
B-1
Credit risk
Maximum exposure to credit risk	43,365	38,029
B-2
Credit risk
Maximum exposure to credit risk	35,899	29,075
B-3
Credit risk
Maximum exposure to credit risk	23,606	19,458
C-1
Credit risk
Maximum exposure to credit risk	20,648	20,404
C-2
Credit risk
Maximum exposure to credit risk	15,431	14,983
D
Credit risk
Maximum exposure to credit risk	12,849	11,446
E
Credit risk
Maximum exposure to credit risk	8,286	7,347
Not rated
Credit risk
Maximum exposure to credit risk	211	4,980
Loans and advances - Customers | External credit grades | Gross carrying amount
Credit risk
Financial assets	345,835	334,809
Loans and advances - Customers | A-1 | Gross carrying amount
Credit risk
Financial assets	180,912	176,922
Loans and advances - Customers | A-2 | Gross carrying amount
Credit risk
Financial assets	34,396	34,755
Loans and advances - Customers | B-1 | Gross carrying amount
Credit risk
Financial assets	35,252	32,286
Loans and advances - Customers | B-2 | Gross carrying amount
Credit risk
Financial assets	31,334	25,615
Loans and advances - Customers | B-3 | Gross carrying amount
Credit risk
Financial assets	20,181	16,857
Loans and advances - Customers | C-1 | Gross carrying amount
Credit risk
Financial assets	15,905	16,801
Loans and advances - Customers | C-2 | Gross carrying amount
Credit risk
Financial assets	10,898	11,307
Loans and advances - Customers | D | Gross carrying amount
Credit risk
Financial assets	10,928	9,846
Loans and advances - Customers | E | Gross carrying amount
Credit risk
Financial assets	5,818	5,440
Loans and advances - Customers | Not rated | Gross carrying amount
Credit risk
Financial assets	211	4,980
Commercial loans (SMEs) | External credit grades | Gross carrying amount
Credit risk
Financial assets	76,563	77,273
Commercial loans (SMEs) | A-1 | Gross carrying amount
Credit risk
Financial assets	50,253	57,411
Commercial loans (SMEs) | A-2 | Gross carrying amount
Credit risk
Financial assets	6,730	7,716
Commercial loans (SMEs) | B-1 | Gross carrying amount
Credit risk
Financial assets	2,553	1,843
Commercial loans (SMEs) | B-2 | Gross carrying amount
Credit risk
Financial assets	2,575	2,276
Commercial loans (SMEs) | B-3 | Gross carrying amount
Credit risk
Financial assets	9,046	4,176
Commercial loans (SMEs) | C-1 | Gross carrying amount
Credit risk
Financial assets	2,068	1,308
Commercial loans (SMEs) | C-2 | Gross carrying amount
Credit risk
Financial assets	723	538
Commercial loans (SMEs) | D | Gross carrying amount
Credit risk
Financial assets	1,941	1,673
Commercial loans (SMEs) | E | Gross carrying amount
Credit risk
Financial assets	674	332
Securitized mortgage assets | External credit grades | Gross carrying amount
Credit risk
Financial assets	152,140	145,749
Securitized mortgage assets | A-1 | Gross carrying amount
Credit risk
Financial assets	117,983	107,435
Securitized mortgage assets | A-2 | Gross carrying amount
Credit risk
Financial assets	3,384	4,623
Securitized mortgage assets | B-1 | Gross carrying amount
Credit risk
Financial assets	1,685	3,576
Securitized mortgage assets | B-2 | Gross carrying amount
Credit risk
Financial assets	14,161	9,504
Securitized mortgage assets | B-3 | Gross carrying amount
Credit risk
Financial assets	1,114	2,712
Securitized mortgage assets | C-1 | Gross carrying amount
Credit risk
Financial assets	4,936	5,731
Securitized mortgage assets | C-2 | Gross carrying amount
Credit risk
Financial assets	3,465	3,655
Securitized mortgage assets | D | Gross carrying amount
Credit risk
Financial assets	4,507	3,525
Securitized mortgage assets | E | Gross carrying amount
Credit risk
Financial assets	694	889
Securitized mortgage assets | Not rated | Gross carrying amount
Credit risk
Financial assets	211	4,099
Installment loans to individuals - Revolving consumer credit cards loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	59,477	56,227
Installment loans to individuals - Revolving consumer credit cards loans | A-1 | Gross carrying amount
Credit risk
Financial assets	3,165	2,896
Installment loans to individuals - Revolving consumer credit cards loans | A-2 | Gross carrying amount
Credit risk
Financial assets	17,396	15,463
Installment loans to individuals - Revolving consumer credit cards loans | B-1 | Gross carrying amount
Credit risk
Financial assets	16,396	15,052
Installment loans to individuals - Revolving consumer credit cards loans | B-2 | Gross carrying amount
Credit risk
Financial assets	5,842	5,743
Installment loans to individuals - Revolving consumer credit cards loans | B-3 | Gross carrying amount
Credit risk
Financial assets	2,945	2,858
Installment loans to individuals - Revolving consumer credit cards loans | C-1 | Gross carrying amount
Credit risk
Financial assets	4,791	4,694
Installment loans to individuals - Revolving consumer credit cards loans | C-2 | Gross carrying amount
Credit risk
Financial assets	4,227	4,580
Installment loans to individuals - Revolving consumer credit cards loans | D | Gross carrying amount
Credit risk
Financial assets	3,332	3,584
Installment loans to individuals - Revolving consumer credit cards loans | E | Gross carrying amount
Credit risk
Financial assets	1,383	1,357
Installment loans to individuals - Non-revolving consumer loans | External credit grades | Gross carrying amount
Credit risk
Financial assets	57,655	55,560
Installment loans to individuals - Non-revolving consumer loans | A-1 | Gross carrying amount
Credit risk
Financial assets	9,511	9,180
Installment loans to individuals - Non-revolving consumer loans | A-2 | Gross carrying amount
Credit risk
Financial assets	6,886	6,953
Installment loans to individuals - Non-revolving consumer loans | B-1 | Gross carrying amount
Credit risk
Financial assets	14,618	11,815
Installment loans to individuals - Non-revolving consumer loans | B-2 | Gross carrying amount
Credit risk
Financial assets	8,756	8,092
Installment loans to individuals - Non-revolving consumer loans | B-3 | Gross carrying amount
Credit risk
Financial assets	7,076	7,111
Installment loans to individuals - Non-revolving consumer loans | C-1 | Gross carrying amount
Credit risk
Financial assets	4,110	5,068
Installment loans to individuals - Non-revolving consumer loans | C-2 | Gross carrying amount
Credit risk
Financial assets	2,483	2,534
Installment loans to individuals - Non-revolving consumer loans | D | Gross carrying amount
Credit risk
Financial assets	1,148	1,064
Installment loans to individuals - Non-revolving consumer loans | E | Gross carrying amount
Credit risk
Financial assets	3,067	2,862
Installment loans to individuals - Non-revolving consumer loans | Not rated | Gross carrying amount
Credit risk
Financial assets		881
Financial instruments not recognized on consolidated balance sheet | External credit grades
Credit risk
Guarantees and loan commitments	44,688	34,454
Financial instruments not recognized on consolidated balance sheet | A-1
Credit risk
Guarantees and loan commitments	7,134	6,624
Financial instruments not recognized on consolidated balance sheet | A-2
Credit risk
Guarantees and loan commitments	7,786	5,240
Financial instruments not recognized on consolidated balance sheet | B-1
Credit risk
Guarantees and loan commitments	8,113	5,743
Financial instruments not recognized on consolidated balance sheet | B-2
Credit risk
Guarantees and loan commitments	4,565	3,460
Financial instruments not recognized on consolidated balance sheet | B-3
Credit risk
Guarantees and loan commitments	3,425	2,601
Financial instruments not recognized on consolidated balance sheet | C-1
Credit risk
Guarantees and loan commitments	4,743	3,603
Financial instruments not recognized on consolidated balance sheet | C-2
Credit risk
Guarantees and loan commitments	4,533	3,676
Financial instruments not recognized on consolidated balance sheet | D
Credit risk
Guarantees and loan commitments	1,921	1,600
Financial instruments not recognized on consolidated balance sheet | E
Credit risk
Guarantees and loan commitments	2,468	1,907
Available lines of credit cards and non-revolving consumer loans | External credit grades
Credit risk
Guarantees and loan commitments	44,468	34,195
Available lines of credit cards and non-revolving consumer loans | A-1
Credit risk
Guarantees and loan commitments	6,914	6,365
Available lines of credit cards and non-revolving consumer loans | A-2
Credit risk
Guarantees and loan commitments	7,786	5,240
Available lines of credit cards and non-revolving consumer loans | B-1
Credit risk
Guarantees and loan commitments	8,113	5,743
Available lines of credit cards and non-revolving consumer loans | B-2
Credit risk
Guarantees and loan commitments	4,565	3,460
Available lines of credit cards and non-revolving consumer loans | B-3
Credit risk
Guarantees and loan commitments	3,425	2,601
Available lines of credit cards and non-revolving consumer loans | C-1
Credit risk
Guarantees and loan commitments	4,743	3,603
Available lines of credit cards and non-revolving consumer loans | C-2
Credit risk
Guarantees and loan commitments	4,533	3,676
Available lines of credit cards and non-revolving consumer loans | D
Credit risk
Guarantees and loan commitments	1,921	1,600
Available lines of credit cards and non-revolving consumer loans | E
Credit risk
Guarantees and loan commitments	2,468	1,907
Guarantees | External credit grades
Credit risk
Guarantees and loan commitments	37	85
Guarantees | A-1
Credit risk
Guarantees and loan commitments	37	85
Loans and credits | External credit grades
Credit risk
Guarantees and loan commitments	183	174
Loans and credits | A-1
Credit risk
Guarantees and loan commitments	$ 183	$ 174